ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Reconciliation of beginning and ending amount of unrecognized tax benefits [Roll Forward]
Gross unrecognized tax benefits beginning of year	$ 1,923,000	$ 1,531,000	$ 1,837,000
Increase in tax positions for prior years	0	230,000	1,000
Increase in tax positions for current year	556,000	481,000	68,000
Settlements with taxing authorities	0	0	(137,000)
Lapse in statute of limitations	(686,000)	(319,000)	(238,000)
Gross unrecognized tax benefits end of year	1,793,000	1,923,000	1,531,000
Income tax penalties and interest accrued	$ 200,000	$ 200,000	$ 200,000